Shareholder Report, Holdings (Details) - C000142990	Jun. 30, 2024
Columbus McKinnon Corp.NoneFalse199333105
Holdings [Line Items]
Percent of Total Investments	1.72%
Photronics, Inc.NoneFalse719405102
Holdings [Line Items]
Percent of Total Investments	1.54%
Select Water Solutions, Inc.NoneAFalse81617J301
Holdings [Line Items]
Percent of Total Investments	1.53%
BioLife Solutions, Inc.NoneFalse09062W204
Holdings [Line Items]
Percent of Total Investments	1.52%
Magnite, Inc.NoneFalse55955D100
Holdings [Line Items]
Percent of Total Investments	1.46%
Interface, Inc.NoneFalse458665304
Holdings [Line Items]
Percent of Total Investments	1.43%
Ducommun, Inc.NoneFalse264147109
Holdings [Line Items]
Percent of Total Investments	1.26%
Customers Bancorp, Inc.NoneFalse23204G100
Holdings [Line Items]
Percent of Total Investments	1.21%
Civitas Resources, Inc.NoneFalse17888H103
Holdings [Line Items]
Percent of Total Investments	1.17%
Barrett Business Services, Inc.NoneFalse068463108
Holdings [Line Items]
Percent of Total Investments	1.13%
Industrials
Holdings [Line Items]
Percent of Total Investments	23.20%
Health Care
Holdings [Line Items]
Percent of Total Investments	20.20%
Technology
Holdings [Line Items]
Percent of Total Investments	15.70%
Financials
Holdings [Line Items]
Percent of Total Investments	13.20%
Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	11.40%
Energy
Holdings [Line Items]
Percent of Total Investments	6.50%
Utilities
Holdings [Line Items]
Percent of Total Investments	2.60%
Basic Materials
Holdings [Line Items]
Percent of Total Investments	2.50%
Real Estate
Holdings [Line Items]
Percent of Total Investments	2.40%
Consumer Staples
Holdings [Line Items]
Percent of Total Investments	1.90%
Telecommunications
Holdings [Line Items]
Percent of Total Investments	0.40%
Common Stock
Holdings [Line Items]
Percent of Total Investments	97.30%
Money Market Fund
Holdings [Line Items]
Percent of Total Investments	2.70%